Employee Benefits - Summary of Excess (deficit) of Fair Value of Assets Over Benefit Obligation for wholly Unfunded Plans and Wholly or Partly Funded Plans (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Pension plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	$ (1,268)	$ (231)	$ (513)
Effect of asset limitation and minimum funding requirement	(2)	(2)	(39)
Net asset (liability) at end of year	(1,270)	(233)	(552)
Pension plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	459	400	418
Pension plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	9,248	7,868	8,424
Fair value of assets	8,439	8,037	8,329
Excess (deficit) of fair value of assets over total benefit obligation	(809)	169	(95)
Other benefit plans [member]
Disclosure of defined benefit plans [line items]
Excess (deficit) of fair value of assets over total benefit obligation	(1,264)	(1,134)	(1,392)
Net asset (liability) at end of year	(1,264)	(1,134)	(1,392)
Other benefit plans [member] | Unfunded plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	1,157	1,101	1,324
Other benefit plans [member] | Wholly Funded and Partly Funded Plans [member]
Disclosure of defined benefit plans [line items]
Benefit obligation	300	273	334
Fair value of assets	193	240	266
Excess (deficit) of fair value of assets over total benefit obligation	$ (107)	$ (33)	$ (68)